Fair Value of Financial Instruments - Schedule of Financial Instruments Measured on Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Mortgage loans	$ 183.5	$ 137.6
Policy loans	19.1	19.8
Other invested assets	68.1	51.4
Nonrecurring | Level 1
Assets
Mortgage loans	0.0	0.0
Policy loans	0.0	0.0
Other invested assets	0.0	0.0
Total assets accounted for at fair value	0.0	0.0
Liabilities
Annuity benefits accumulated	0.0	0.0
Long-term obligations	0.0	0.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0.0	0.0
Nonrecurring | Level 2
Assets
Mortgage loans	0.0	0.0
Policy loans	19.1	19.8
Other invested assets	0.0	0.0
Total assets accounted for at fair value	19.1	19.8
Liabilities
Annuity benefits accumulated	0.0	0.0
Long-term obligations	768.9	676.1
Financial and Nonfinancial Liabilities, Fair Value Disclosure	768.9	676.1
Nonrecurring | Level 3
Assets
Mortgage loans	183.5	137.6
Policy loans	0.0	0.0
Other invested assets	0.0	1.6
Total assets accounted for at fair value	183.5	139.2
Liabilities
Annuity benefits accumulated	231.0	241.7
Long-term obligations	0.0	0.0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	231.0	241.7
Nonrecurring | Carrying Value
Assets
Mortgage loans	183.5	137.6
Policy loans	19.1	19.8
Other invested assets	0.0	1.6
Total assets accounted for at fair value	202.6	159.0
Liabilities
Annuity benefits accumulated	233.9	244.0
Long-term obligations	772.0	675.6
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,005.9	919.6
Nonrecurring | Estimated Fair Value
Assets
Mortgage loans	183.5	137.6
Policy loans	19.1	19.8
Other invested assets	0.0	1.6
Total assets accounted for at fair value	202.6	159.0
Liabilities
Annuity benefits accumulated	231.0	241.7
Long-term obligations	768.9	676.1
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 999.9	$ 917.8